Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3
Assets
Money market	$154,630	$—	$—
Investments	13,498	$—	$—
Total assets at fair value	$168,128	$—	$—

Liabilities:
Derivative warrant liabilities - Public warrants	$10,713	$—	$—
Derivative warrant liabilities - Private placement warrants	—	—	9,475
Total liabilities at fair value	$10,713	$—	$9,475

Schedule of Fair Value of Warrant Liabilities
The change in the fair value of the private warrant liabilities, measured using Level 3 inputs, for the period from the Transaction Close through December 31, 2021 is summarized as follows:

Private placement warrant liabilities at Transaction Close	$11,235
Change in fair value of derivative warrant liabilities	(1,760)
Private placement warrant liabilities at December 31, 2021	$9,475